Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Amortization of Intangible Assets	$ 733,000	$ 833,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 894,000